Segment reporting - Reconciliation of information on reportable segment to the amounts reported in the financial statements (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenue	$ 234,139	$ 252,780	$ 479,688	$ 434,094	$ 260,892
Profit/(loss) before income tax
Net effect from recognition of deferred net revenues			8,391	(100,953)	(132,138)
Depreciation and amortization	(2,903)	(3,617)	(6,901)	(2,540)	(561)
Finance income	3,042	335	1,868	79	1,998
Finance expenses	(1,992)	(1,279)	(2,191)	(3,220)	(220)
Share-based payments expense	(1,044)	(2,029)	(3,751)	(3,761)	(2,276)
Share listing expense				(125,438)
NASDAQ related non-recurring expenses				(3,811)
Impairment loss on trade receivables and loans receivable	(4,296)	(3,919)	(29,987)	(102)
Change in fair value of share warrant obligations and other financial instruments	10,547	7,268	2,767	10,080
Impairment of intangible assets		241	(547)
Goodwill and investments in equity accounted associates' impairment			(62,828)
Share of loss of equity-accounted associates	(515)	(1,640)	(10,121)
Other operating income	1,539	376	1,327
Profit before income tax	12,417	54,828	11,170	(116,317)	111
Operating segments
Revenue
Revenue	234,139	252,780	479,688	434,094	260,892
Profit/(loss) before income tax
Segment management EBITDA	(2,930)	52,753	113,143	113,349	133,308
Nexters Global Ltd
Profit/(loss) before income tax
Segment management EBITDA	12,381	62,711
Nexters Global Ltd | Operating segments
Profit/(loss) before income tax
Segment management EBITDA			138,647	$ 113,349	$ 133,308
All other segments
Profit/(loss) before income tax
Segment management EBITDA	(15,311)	(9,958)
All other segments | Operating segments
Revenue
Revenue	8,676	3,467
Profit/(loss) before income tax
Segment management EBITDA	$ (15,311)	$ (9,958)	$ (25,504)